DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities
Schedule of notional principal amounts of the outstanding derivative instruments and credit risk

The following table shows the notional principal amounts of our outstanding derivative instruments as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

	September 30,
	2012	2011	2010	2009

Instruments designated as accounting hedges:
Foreign currency forwards	$382,500	$290,400	$232,500	$148,300
Forward starting swap	58,415	—	—	—
Instruments not designated as accounting hedges:
Foreign currency forwards	5,945	3,644	7,794	8,148

Schedule of fair value of derivative financial instruments

The table below presents the fair value of the Company's derivative financial instruments that qualify for hedge accounting as well as their classification on the consolidated balance sheets as of September 30, 2012, 2011, 2010 and 2009 (in thousands):

		Fair value
	Balance sheet location	September 30, 2012	September 30, 2011	September 30, 2010	September 30, 2009

Asset derivatives:
Foreign currency forwards	Other current assets	$3,779	$7,466	$11,428	$18,106
Foreign currency forwards	Other non-current assets	3,713	—	—	—

		$7,492	$7,466	$11,428	$18,106

Liability derivatives:
Foreign currency forwards	Other current liabilities	$6,839	$7,522	$3,193	$17,933
Foreign currency forwards	Other non-current liabilities	6,407	6,164	4,748	—
Forward starting swap	Other non-current liabilities	91	—	—	—

Total		$13,337	$13,686	$7,941	$17,933

Schedule of gains and losses recognized in OCI on derivative financial instruments designated as cash flow hedges

The tables below present gains and losses recognized in OCI for the years ended September 30, 2012, 2011, 2010 and 2009 related to derivative financial instruments designated as cash flow hedges, as well as the amount of gains and losses reclassified into earnings during those periods (in thousands):

	September 30, 2012		September 30, 2011		September 30, 2010		September 30, 2009
Derivative type	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion	Gain (loss) recognized in OCI	Gain (loss) reclassified into earnings— effective portion

Forward currency forwards	$152	$(4,309)	$(5,618)	$3,420	$1,483	$1,838	$112	$53
Forward starting swap	91	—	—	—	—	—	—	—